SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements [Abstract]
SEGMENT INFORMATION
NOTE 12
SEGMENT INFORMATION
Effective July 1, 2013, as part of our plan to improve business performance, we reorganized our Global Business Units (GBUs) into four industry-based sectors, comprised of 1) Global Beauty, 2) Global Health and Grooming, 3) Global Fabric and Home Care and 4) Global Baby, Feminine and Family Care. Under U.S. GAAP, the GBUs underlying these sectors are aggregated into five reportable segments: 1) Beauty, 2) Grooming, 3) Health Care, 4) Fabric Care and Home Care and 5) Baby, Feminine and Family Care. As a result of our business unit reorganization, Feminine Care transitioned from Health Care to Baby, Feminine and Family Care. Additionally, Pet Care transitioned from Fabric Care and Home Care to Health Care. The segment information below reflects these changes.
The GBUs (Categories) aggregated in each of the five reportable segments are summarized as follows:

•	Beauty: Beauty Care (Antiperspirant and Deodorant, Cosmetics, Personal Cleansing, Skin Care); Hair Care and Color; Prestige (SKII, Fragrances); Salon Professional;

•	Grooming: Shave Care (Blades and Razors, Pre- and Post-Shave Products); Braun and Appliances;

•
Health Care: Personal Health Care (Gastrointestinal, Rapid Diagnostics, Respiratory, Other Personal Health Care, Vitamins/Minerals/Supplements); Oral Care (Toothbrush, Toothpaste, Other Oral Care); Pet Care;

•	Fabric Care and Home Care: Fabric Care (Bleach and Laundry Additives, Fabric Enhancers, Laundry Detergents); Home Care (Air Care, Dish Care, Surface Care); Personal Power (Batteries); Professional;

•	Baby, Feminine and Family Care: Baby Care (Baby Wipes, Diapers and Pants); Feminine Care (Feminine Care, Incontinence); Family Care (Paper Towels, Tissues, Toilet Paper).
The accounting policies of the businesses are generally the same as those described in Note 1. Differences between these policies and U.S. GAAP primarily reflect income taxes, which are reflected in the businesses using applicable blended statutory rates, and the treatment of certain unconsolidated investees. Certain unconsolidated investees are managed as integral parts of our businesses for management reporting purposes. Accordingly, these partially owned operations are reflected as consolidated subsidiaries in segment results, with full recognition of the individual income statement line items through before-tax earnings. Eliminations to adjust these line items to U.S. GAAP are included in Corporate. In determining after-tax earnings for the businesses, we eliminate the share of earnings applicable to other ownership interests, in a manner similar to noncontrolling interest, and apply statutory tax rates. Adjustments to arrive at our effective tax rate are also included in Corporate.
Corporate includes certain operating and non-operating activities that are not reflected in the operating results used internally to measure and evaluate the businesses, as well as eliminations to adjust management reporting principles to U.S. GAAP. Operating activities in Corporate include the results of incidental businesses managed at the corporate level along with the elimination of individual revenues and expenses generated by certain unconsolidated investees, discussed in the preceding paragraph, over which we exert significant influence, but do not control. Operating elements also include certain employee benefit costs, the costs of certain restructuring-type activities to maintain a competitive cost structure, including manufacturing and workforce optimization and other general Corporate items. The non-operating elements in Corporate primarily include interest expense, acquisition and divestiture gains and interest and investing income. In addition, Corporate includes the historical results of certain divested businesses.
Total assets for the reportable segments include those assets managed by the reportable segment, primarily inventory, fixed assets and intangible assets. Other assets, primarily including cash, accounts receivable, investment securities and goodwill, are included in Corporate.
Our business units are comprised of similar product categories. In 2013, 2012 and 2011, nine business units individually accounted for 5% or more of consolidated net sales as follows:

	% of Sales by Business Unit
Years ended June 30	2013	2012	2011
Fabric Care	20%	20%	20%
Baby Care	13%	13%	12%
Hair Care and Color	11%	11%	11%
Shave Care	8%	9%	9%
Beauty Care	7%	7%	7%
Home Care	7%	7%	7%
Family Care	7%	6%	7%
Oral Care	6%	6%	6%
Feminine Care	6%	6%	6%
All Other	15%	15%	15%
Total	100%	100%	100%

The Company had net sales in the U.S. of $30.3 billion, $29.5 billion and $29.9 billion for the years ended June 30, 2013, 2012 and 2011, respectively. Assets in the U.S. totaled $68.3 billion and $68.0 billion as of June 30, 2013 and 2012, respectively. No other country's net sales or assets exceed 10% of the Company totals.
Our largest customer, Wal-Mart Stores, Inc. and its affiliates, accounted for approximately 14%, 14% and 15% of consolidated net sales in 2013, 2012 and 2011, respectively.

Global Segment Results		Net Sales	Earnings from Continuing Operations Before Income Taxes	Net Earnings from Continuing Operations	Depreciation and Amortization	Total Assets	Capital Expenditures
BEAUTY	2013	$19,956	$3,215	$2,474	$375	$8,396	$541
	2012	20,318	3,196	2,390	379	8,357	569
	2011	19,937	3,415	2,542	387	9,544	504
GROOMING	2013	8,038	2,458	1,837	603	23,971	378
	2012	8,339	2,395	1,807	623	24,518	392
	2011	8,245	2,375	1,775	645	24,866	373
HEALTH CARE	2013	9,419	1,656	1,130	247	6,721	298
	2012	9,061	1,684	1,121	238	6,605	322
	2011	8,873	1,721	1,141	235	6,883	287
FABRIC CARE AND HOME CARE	2013	25,862	4,763	3,089	639	11,231	1,064
	2012	25,580	4,485	2,816	627	10,647	965
	2011	24,817	4,708	3,006	582	11,256	850
BABY, FEMININE AND FAMILY CARE	2013	21,787	4,684	3,047	837	10,926	1,560
	2012	21,527	4,545	2,927	753	9,203	1,495
	2011	20,485	4,339	2,736	724	8,901	1,134
CORPORATE(1)	2013	(895)	(1,933)	(175)	281	78,018	167
	2012	(1,145)	(3,520)	(1,744)	584	72,914	221
	2011	(1,253)	(1,561)	498	265	76,904	158
TOTAL COMPANY	2013	84,167	14,843	11,402	2,982	139,263	4,008
	2012	83,680	12,785	9,317	3,204	132,244	3,964
	2011	81,104	14,997	11,698	2,838	138,354	3,306

(1)	The Corporate reportable segment includes the total assets and capital expenditures of the snacks business prior to its divestiture effective May 31, 2012.